CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Current assets
Cash and cash equivalents	$ 2,802,044	$ 670,853	$ 2,509,215
Deferred research and development costs	92,338	91,204	349,302
Prepaid expenses and other current assets	48,480	16,698	15,752
Total current assets	2,942,862	778,755	2,874,269
Equipment, net of accumulated depreciation of $53,181 and $39,255, respectively	49,116	52,953	21,331
Total assets	2,991,978	831,708	2,895,600
Current liabilities
Accounts payable	310,295	230,184	184,743
Interest payable to related party			66,401
Bridge note payable to related party, net of discount of $74,702			525,298
Convertible promissory note payable to related party			18,146
Total current liabilities	310,295	230,184	794,588
Bridge note payable to related party	600,000	600,000
Convertible promissory note payable to related party, net of discount of $413,377 and $1,650,120, respectively	1,857,505	2,586,623	1,349,880
Interest payable to related party	1,140,393	1,046,377	669,244
Total long term liabilities	3,597,898	4,233,000	2,019,124
Total liabilities	3,908,193	4,463,184	2,813,712
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock: $0.10 par value; 1,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.001 par value; 300,000,000 shares authorized, 34,329,691 and 28,500,221 shares issued and outstanding at August 31, 2017 and 2016, respectively	35,900	34,330	28,500
Additional paid-in capital	40,776,790	35,363,946	33,729,715
Retained deficit	(41,728,905)	(39,029,752)	(33,676,327)
Total stockholders' equity (deficit)	(916,215)	(3,631,476)	81,888
Total liabilities and stockholders' equity (deficit)	$ 2,991,978	$ 831,708	$ 2,895,600